Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Volato Group, Inc.
Entity Central Index Key	0001853070
Entity Tax Identification Number	86-2707040
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1954 Airport Road
Entity Address, Address Line Two	Suite 124
Entity Address, City or Town	Chamblee
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30341
City Area Code	844
Local Phone Number	399-8998
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1954 Airport Road
Entity Address, Address Line Two	Suite 124
Entity Address, City or Town	Chamblee
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30341
City Area Code	844
Local Phone Number	399-8998
Contact Personnel Name	Matthew Liotta